Organization and Summary of Significant Accounting Policies - Advertising Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Advertising and promotion expenses	$ 1.7	$ 1.0	$ 5.0